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	Oct. 14, 2022	Dec. 02, 2021	Jun. 25, 2021	May 01, 2020	Mar. 01, 2017	Dec. 31, 2015	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
AVIP Bond Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP Bond Portfolio
Accumulated Value						$ 10,000							$ 10,789.30						$ 11,454.67						$ 11,102.43						$ 12,737.57					$ 13,959.55			$ 13,748.01		$ 11,660.25		$ 12,628.19		$ 12,928.52	$ 13,920.62
AVIP BlackRock Balanced Allocation Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP BlackRock Balanced Allocation Portfolio
Accumulated Value						10,000							11,023.33						13,344.26						11,399.92						14,739.39					17,045.52			20,294.17		16,557.84		20,055.98		23,967.71	27,948.37
AVIP BlackRock Advantage International Equity Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP BlackRock Advantage International Equity Portfolio
Accumulated Value						10,000							9,512.00						12,064.00						10,456.01						12,622.33					13,473.07			15,291.24		13,231.16		15,737.30		16,727.65	22,255.18
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP Fidelity Institutional AM® Equity Growth Portfolio
Accumulated Value						10,000							10,344.60						13,207.42						13,896.63						18,744.61					25,843.54			30,934.69		20,441.61		28,493.03		37,234.96	42,950.09
AVIP AB Small Cap Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP AB Small Cap Portfolio
Accumulated Value						10,000							10,639.75						13,190.73						12,351.08						15,884.41					21,290.84			23,030.79		16,413.68		19,239.37		21,898.25	22,968.29
AVIP AB Mid Cap Core Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP AB Mid Cap Core Portfolio
Accumulated Value						10,000							10,157.19						12,909.70						12,494.97						17,064.50					20,331.88			23,745.59		18,209.50		21,313.64		24,342.06	25,905.99
AVIP S&P 500® Index Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP S&P 500® Index Portfolio
Accumulated Value						10,000							11,145.74						13,528.87						12,882.66						16,872.44					19,908.55			25,533.41		20,829.82		26,187.13		32,620.76	38,305.02
AVIP BlackRock Advantage Large Cap Value Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP BlackRock Advantage Large Cap Value Portfolio
Accumulated Value						10,000							11,087.42						12,707.89						11,634.69						13,869.49					14,377.13			18,027.03		16,409.35		18,604.03		21,536.13	25,508.20
AVIP High Income Bond Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP High Income Bond Portfolio
Accumulated Value						10,000							11,441.22						12,237.68						11,839.46						13,649.42					14,503.97			15,224.76		13,484.56		15,194.49		16,174.91	17,518.79
AVIP Nasdaq-100® Index Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP Nasdaq-100® Index Portfolio
Accumulated Value						10,000							10,669.48						14,127.11						14,067.78						19,534.33					28,973.66			36,793.34		24,809.82		38,317.01		48,036.45	57,903.72
AVIP BlackRock Advantage Large Cap Core Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP BlackRock Advantage Large Cap Core Portfolio
Accumulated Value						10,000							11,177.29						14,062.36						11,535.59						15,411.46					18,115.57			23,275.91		18,723.68		23,561.66		29,750.98	35,761.06
AVIP BlackRock Advantage Small Cap Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP BlackRock Advantage Small Cap Growth Portfolio
Accumulated Value						10,000							10,454.08						12,709.18						12,051.02						16,156.68					21,704.26			22,584.25		16,684.19		20,067.95		22,133.78	25,263.55
AVIP S&P MidCap 400® Index Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP S&P MidCap 400® Index Portfolio
Accumulated Value						10,000							10,948.58						12,643.01						11,194.78						14,057.96					15,931.48			19,783.00		17,132.10		19,787.75		22,445.04	24,033.17
AVIP BlackRock Advantage Large Cap Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP BlackRock Advantage Large Cap Growth Portfolio
Accumulated Value						10,000							10,774.11						13,974.56						11,894.84						16,495.46					22,098.58			27,995.87		18,879.16		26,578.84		34,837.30	42,330.60
AVIP Constellation Dynamic Risk Balanced Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP Constellation Dynamic Risk Balanced Portfolio
Accumulated Value						10,000							10,375.22						12,204.49						12,110.68						15,158.12					18,516.13			21,301.83		16,483.45		18,609.22		20,937.00	23,542.41
AVIP Core Plus Bond Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP Core Plus Bond Portfolio
Accumulated Value				$ 10,000						$ 10,470.00							$ 10,336.63						$ 9,015.63						$ 9,482.58					$ 9,644.62			$ 10,280.98
AVIP Intech U.S. Low Volatility Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP Intech U.S. Low Volatility Portfolio
Accumulated Value			$ 10,000						$ 11,120.00							$ 10,304.90						$ 10,983.56						$ 13,184.58					$ 14,796.55
AVIP AB Relative Value Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP AB Relative Value Portfolio
Accumulated Value		$ 10,000					$ 10,520.00							$ 10,047.08						$ 11,223.12						$ 12,652.41						$ 13,931.09
AVIP Constellation Managed Risk Balanced Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP Constellation Managed Risk Balanced Portfolio
Accumulated Value			10,000						10,230.00							8,609.74						9,805.41						10,703.53					12,125.69
AVIP Constellation Managed Risk Moderate Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP Constellation Managed Risk Moderate Growth Portfolio
Accumulated Value	$ 10,000							$ 10,590.00							$ 12,300.00						$ 13,715.63						$ 15,738.40
AVIP Constellation Managed Risk Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP Constellation Managed Risk Growth Portfolio
Accumulated Value	10,000							10,600.00							12,680.00						14,564.00						16,883.21
AVIP Moderately Conservative Model Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP Moderately Conservative Model Portfolio
Accumulated Value					$ 10,000						$ 10,690.00							$ 10,090.00						$ 11,763.09						$ 13,108.02					$ 14,143.47			$ 12,004.67		$ 13,417.85		$ 14,459.93		$ 16,113.07
AVIP Balanced Model Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP Balanced Model Portfolio
Accumulated Value					10,000						10,810.00							9,970.00						11,910.61						13,549.87					15,043.79			12,674.52		14,442.45		15,839.05		18,025.35
AVIP Moderate Growth Model Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP Moderate Growth Model Portfolio
Accumulated Value					10,000						11,050.01							9,930.01						12,294.07						14,228.57					16,338.72			13,533.12		15,788.94		17,704.87		20,504.06
AVIP Growth Model Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name												AVIP Growth Model Portfolio
Accumulated Value					10,000						11,150.00							9,860.00						12,470.13						14,799.15					17,400.46			14,218.33		16,881.22		19,202.70		22,617.31
ICE BofA U.S. Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA U.S. Broad Market Index
Accumulated Value				$ 10,000		10,000				$ 10,248.62			10,261.67				$ 10,086.94		10,632.31				$ 8,759.23		10,637.46				$ 9,231.65		11,582.01			$ 9,367.69		12,457.98	$ 10,037.04		12,261.45		10,647.51		11,221.77		11,387.13	12,200.78
MSCI EAFE Index (Net-USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Index (Net-USD)
Accumulated Value						10,000							10,100.02						12,628.49						10,886.99						13,283.72					14,321.94			15,935.08		13,632.18		16,118.41		16,734.65	21,959.42
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500® Index
Accumulated Value	10,000	$ 10,000	10,000		10,000	10,000	$ 10,572.18	10,502.21	11,250.01		11,342.61		11,196.00	$ 8,657.47	13,262.99	9,212.53		10,845.31	13,640.27	$ 10,933.32	16,581.34	11,634.29		14,260.12	13,042.23	$ 13,668.79	19,546.09	14,545.15		16,883.81	17,148.77	$ 16,112.77	17,145.83		21,730.39	20,303.94		17,794.83	26,132.28	22,472.68	21,399.50	28,095.26	27,024.93	33,118.70	33,786.47	39,827.50
ICE BofA U.S. Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA U.S. Corporate Index
Accumulated Value						10,000							10,596.30						11,282.54						11,028.73						12,598.56					13,834.00			13,702.58		11,586.30		12,559.29		12,906.00	13,909.95
70% S&P 500® Index/30% ICE BofA U.S. Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												70% S&P 500® Index/30% ICE BofA U.S. Corporate Index
Accumulated Value						10,000							11,024.42						12,903.39						12,450.62						15,724.91					18,269.08			21,772.90		18,052.38		21,793.26		25,715.07	29,542.38
ICE BofA U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA U.S. High Yield Constrained Index
Accumulated Value						10,000							11,748.76						12,627.87						12,341.73						14,120.27					14,977.82			15,778.68		14,009.82		15,897.39		17,201.23	18,663.90
Nasdaq-100® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Nasdaq-100® Index
Accumulated Value						10,000							10,727.41						14,266.55						14,271.84						19,903.14					29,631.21			37,781.31		25,546.55		39,630.26		49,888.17	60,377.02
S And P Mid Cap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P MidCap 400® Index
Accumulated Value						10,000							12,073.85						14,035.13						12,479.54						15,749.18					17,900.38			22,332.49		19,415.74		22,607.14		25,756.02	27,688.06
55% S&P 500® Index/45% ICE BofA U.S. Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												55% S&P 500® Index/45% ICE BofA U.S. Broad Market Index
Accumulated Value						$ 10,000							$ 10,782.95						$ 12,219.38						$ 11,962.64						$ 14,488.82					$ 16,550.03			$ 18,917.13		$ 15,969.80		$ 18,613.95		$ 21,211.37	$ 23,989.81
S&P 500® Low Volatility Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500® Low Volatility Index
Accumulated Value			10,000						11,442.50							10,917.85						10,995.99						12,563.56					13,111.02
50% MSCI All Country World Index/50% ICE BofA U.S. Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												50% MSCI All Country World Index/50% ICE BofA U.S. Broad Market Index
Accumulated Value			$ 10,000						$ 10,309.27							$ 8,706.59						$ 9,892.94						$ 10,809.29					$ 12,390.19
65% MSCI All Country World Index/35% ICE BofA U.S. Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												65% MSCI All Country World Index/35% ICE BofA U.S. Broad Market Index
Accumulated Value	10,000							10,671.19							12,395.96						13,844.28						16,186.07
85% MSCI All Country World Index/15% ICE BofA U.S. Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												85% MSCI All Country World Index/15% ICE BofA U.S. Broad Market Index
Accumulated Value	$ 10,000							$ 10,784.07							$ 12,897.01						$ 14,828.21						$ 17,793.89
Morningstar® Moderately Conservative Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar® Moderately Conservative Target Risk Index
Accumulated Value					10,000						10,778.60							10,469.82						12,066.69						13,497.67					14,356.56			12,368.10		13,715.44		14,593.59		16,471.36
Morningstar® Moderate Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar® Moderate Target Risk Index
Accumulated Value					10,000						11,014.18							10,490.27						12,486.15						14,087.08					15,522.58			13,229.14		14,978.54		16,216.83		18,802.98
Morningstar® Moderately Aggressive Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar® Moderately Aggressive Target Risk Index
Accumulated Value					10,000						11,288.86							10,528.08						12,944.03						14,693.26					16,756.11			14,161.54		16,424.22		18,175.41		21,527.94
Morningstar® Aggressive Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar® Aggressive Target Risk Index
Accumulated Value					$ 10,000						$ 11,478.87							$ 10,541.28						$ 13,272.68						$ 15,032.48					$ 17,632.72			$ 14,824.11		$ 17,537.27		$ 19,730.06		$ 23,760.72